General and administrative expenses	6 Months Ended
Jun. 30, 2023
General and administrative expenses
General and administrative expenses

11.General and administrative expenses

The following table summarizes general and administrative expenses for the six months ended June 30, 2023 and 2022:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Employee benefits expenses	(8,776)	(9,375)
Professional fees	(2,789)	(2,159)
Liability insurance cost	(810)	(734)
Other operating expenses	(2,421)	(2,540)
	(14,796)	(14,808)